Business Combinations - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2018	Aug. 15, 2016
Orillia Power Distribution Corporation [Member]
Business Acquisition [Line Items]
Purchase price of acquisition		$ 41
Business acquisition, consideration outstanding indebtedness		$ 15
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 105